Intangible Assets (Details 1) $ in Millions	Feb. 28, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 5.7
2019	5.7
2020	5.5
2021	5.2
2022	4.9
Thereafter	$ 23.3